Note 42 - Impact on DBs Transformation (Detail:Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impact of Deutsche Banks Transformation [Abstract]
Total transformation related effects YTD (in EUR million)	€ 126	€ 1,500
Total transformation related effects LTD in EUR million	8,500
Transformation charges as part of transformation related effects which are included in adjusted costs	132	€ 1,000
Transformation charges as part of transformation related effects which are included in adjusted costs	€ 2,800